Organization and Nature of Operations - Summary of Company's Principal Subsidiaries and VIEs (Detail)	12 Months Ended
Dec. 31, 2020
Xsense AI Inc [Member] | United States [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Nov. 27, 2018
Equity interest held	100.00%
Principal activities	Technology development
X Motors AI Inc [Member] | United States [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 05, 2018
Equity interest held	100.00%
Principal activities	Technology development
Chengxing [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 09, 2015
Equity interest held	100.00%
Principal activities	Investment holding
Guangzhou Xiaopeng Motors Technology Co Ltd (Xiaopeng Technology) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 12, 2016
Equity interest held	100.00%
Principal activities	Design and technology development
Guangzhou Xiaopeng Automobile Manufacturing Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 07, 2017
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Zhaoqing Xiaopeng New Energy Investment Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 02, 2020
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Zhaoqing Xiaopeng Automobile Co Ltd Zhaoqing XPeng [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	May 18, 2017
Equity interest held	100.00%
Principal activities	Manufacturing of vehicles
Xiaopeng Automobile Sales Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Jan. 08, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Beijing Xiaopeng Automobile Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Apr. 28, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail, design and technology development
Shenzhen Xiaopeng Automobile Sales Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Aug. 06, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Shanghai Xiaopeng Automobile Sales Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Oct. 10, 2018
Equity interest held	100.00%
Principal activities	Vehicle wholesale and retail
Guangzhou Zhipeng IoV Technology Co Ltd (Zhipeng IoV) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 23, 2018
VIE -Economic interest held	100.00%
VIA -Principal activities	Ride-hailing services and operating the related mobile app
Guangzhou Yidian Zhihui Chuxing Technology Co Ltd (Yidian Chuxing) [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
VIE -Date of incorporation or acquisition	May 24, 2018
VIE -Economic interest held	100.00%
VIA -Principal activities	Mobile apps and providing value-added services
Guangzhou Xiaopeng Automatic Driving Technology Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Nov. 18, 2019
Equity interest held	100.00%
Principal activities	Technology development
Xiaopeng Automobile Service Co Ltd [Member] | CHINA [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2018
Equity interest held	100.00%
Principal activities	Adminstrative center
XPeng (Hong kong) Limited [Member] | HONG KONG
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Date of incorporation or acquisition	Feb. 12, 2019
Equity interest held	100.00%
Principal activities	Investment holding